Statements of Operations - USD ($)	3 Months Ended		6 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2016	Nov. 30, 2015
REVENUES
Revenues	$ 23,031	$ 100,319	$ 115,153	$ 100,319
TOTAL REVENUES	23,031	100,319	115,153	100,319
Cost of goods sold
Purchases-resale items	5,297	88,513	116,177	88,513
TOTAL COGS	5,297	88,513	116,177	88,513
Gross profit	17,734	11,806	(1,024)	11,806
Operating costs
General and administrative expenses	4,025	3,510	10,584	8,423
Professional fees	1,100	1,000	9,400	4,700
Management fees	1,500	1,500	3,000	3,000
Total operating costs	6,625	6,010	22,984	16,123
Non-operating income(loss)
Change in fair value of derivative liability	47,145		383,922
Loss of issuance on convertible debt	(12,086)		(284,091)
Interest expense and loan fees	(6,079)		(49,289)
Interest expense discount	(82,115)		(162,368)
Total non-operating income(loss)	(53,135)		(111,826)
NET ORDINARY INCOME (LOSS)	$ (42,026)	$ 5,796	$ (135,834)	$ (4,317)
BASIC AND DILUTED EARNINGS (LOSS) PER SHARE	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	259,196,500	258,750,000	259,196,500	258,750,000